Revenue Recognition	6 Months Ended
Jun. 30, 2021
Revenue Recognition
Revenue Recognition

3. Revenue Recognition

Contract Balances

Our contract assets relate to the Trademark Licensing revenue stream where arrangements are typically long-term and non-cancelable. Contract assets are reclassified to accounts receivable when the right to bill becomes unconditional. Our contract liabilities consist of billings or payments received in advance of revenue recognition and are recognized as revenue when transfer of control to customers has occurred. Contract assets and contract liabilities are netted on a contract-by-contract basis. Contract assets were $15.6 million and $8.3 million as of June 30, 2021 and December 31, 2020, respectively. Contract liabilities were $53.5 million and $55.0 million as of June 30, 2021 and December 31, 2020, respectively. The changes in such contract balances during the six months ended June 30, 2021 primarily relate to (i) $27.9 million of revenues recognized that were included in gross contract liabilities at December 31, 2020, (ii) a $2.7 million increase in contract liabilities due to cash received in advance or consideration to which we are entitled remaining in the net contract liability balance at period-end, (iii) $23.7 million of contract assets reclassified into accounts receivable as the result of rights to consideration becoming unconditional, (iv) a $1.3 million increase in contract liabilities due to the acquisition of TLA, and (v) a $7.4 million increase in contract assets due to certain trademark licensing contract modification.

Contract assets were $8.4 million and $8.0 million as of June 30, 2020 and December 31, 2019, respectively. Contract liabilities were $47.7 million and $51.6 million as of June 30, 2020 and December 31, 2019, respectively. The changes in such contract balances during the six months ended June 30, 2020 primarily relate to (i) $27.5 million of revenues recognized that were included in gross contract liabilities at December 31, 2019, (ii) a $2.3 million increase in contract liabilities due to cash received in advance or consideration to which we are entitled remaining in the net contract liability balance at period-end, and (iii) $21.0 million of contract assets reclassified into accounts receivable as a result of rights to consideration becoming unconditional.

Future Performance Obligations

As of June 30, 2021, unrecognized revenue attributable to unsatisfied and partially unsatisfied performance obligations under our long-term contracts was $393.1 million, of which $387.0 million relates to Trademark Licensing, $5.4 million relates to Magazine and Digital Subscriptions, and $0.7 million relates to other obligations. Unrecognized revenue of the Trademark Licensing revenue stream will be recognized over the next ten years, of which 61% will be recognized in the first five years. Unrecognized revenue of the Magazine and Digital Subscriptions revenue stream will be recognized over the next five years, of which 55% will be recognized in the first year. Unrecognized revenues under contracts disclosed above do not include contracts for which variable consideration is determined based on the customer’s subsequent sale or usage.

Disaggregation of Revenue

Our revenue is recognized over time, with the exception of Consumer Products, for which revenue is recognized at a point in time. The following table disaggregates revenue by type (in thousands):

	Three Months Ended June 30, 2021					Six Months Ended June 30, 2021
			Digital					Digital
		Direct-to-	Subscription				Direct-to-	Subscription
	Licensing	Consumer	and Content	Other	Total	Licensing	Consumer	and Content	Other	Total
Trademark Licensing	$15,370	$—	$591	$—	$15,961	$30,347	$—	$1,318	$—	$31,665
Magazine and Digital Subscriptions	—	—	2,275	1,005	3,280	—	—	4,598	1,019	5,617
TV and Cable Programming	—	—	2,433	163	2,596	—	—	5,025	163	5,188
Consumer Products	—	28,014	—	—	28,014	—	50,061	—	—	50,061
Total revenues	$15,370	$28,014	$5,299	$1,168	$49,851	$30,347	$50,061	$10,941	$1,182	$92,531

	Three Months Ended June 30,2020					Six Months Ended June 30, 2020
			Digital					Digital
		Direct-to-	Subscription				Direct-to-	Subscription
	Licensing	Consumer	and Content	Other	Total	Licensing	Consumer	and Content	Other	Total
Trademark Licensing	$13,773	$—	$564	$—	$14,337	$29,417	$—	$1,272	$—	$30,689
Magazine and Digital Subscriptions	—	—	2,159	62	2,221	—	—	4,147	707	4,854
TV and Cable Programming	—	—	2,436	692	3,128	—	—	4,943	692	5,635
Consumer Products	—	14,871	—	—	14,871	—	25,153	—	—	25,153
Total revenues	$13,773	$14,871	$5,159	$754	$34,557	$29,417	$25,153	$10,362	$1,399	$66,331